Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	PetroShare Corp.
Entity Central Index Key	0001568079
Document Type	S-1/A
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Pre-Effective Amendment Number	3
Entity Filer Category	Smaller Reporting Company